INCOME TAXES - Components of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Abstract]
Current	$ 171,637	$ 189,438
Adjustments in respect of prior years	(2,714)	(607)
Current income tax expense	168,923	188,831
Origination and reversal of temporary differences (net)	(1,722)	450
Deferred income tax expense	(1,722)	450
Income tax expense reported in the consolidated statements of income	$ 167,201	$ 189,281